Property and Equipment, net (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Dec. 31, 2023	Dec. 31, 2024
Successor [Member]
Depreciation and amortization expense		$ 75	$ 79
Predecessor [Member]
Depreciation and amortization expense	$ 19